FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-09174

AEGIS VALUE FUND, INC.

Address: 1100 NORTH GLEBE ROAD, SUITE 1040 ARLINGTON,
VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation, 1100 NORTH GLEBE ROAD, SUITE 1040,
ARLINGTON, VIRGINIA 22201

Registrant's telephone number: (703) 528-7788

Date of fiscal year end: August 31, 2005

Date of reporting period: July 1, 2004 - June 30, 2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT
OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY
AUTHORIZED.

Aegis Value Fund, Inc.

BY: /s/ William S. Berno
        President
        Aegis Value Fund, Inc.

Date:   August 31, 2005


---------------------------------------------------------------

ALLIANT ENERGY CORPORATION Annual Meeting

Meeting Date: 05/19/2005 for holders as of 03/30/2005
CUSIP: 018802- 108
Exchange Ticker Symbol: LNT
DIRECTORS:
Registrant Voted: For all nominees.
For   WILLIAM D. HARVEY
For   SINGLETON B. MCALLISTER
For   ANTHONY R. WEILER
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

ALLIED DEFENSE GROUP, INC. Annual Meeting

(This is the first of two votes cast for this meeting; vote one was cast on June 1, 2005; vote two (of two) was cast
June 15, 2005)
Meeting Date: 06/17/2005 for holders as of 04/22/2005
CUSIP: 019118- 108
Exchange Ticker Symbol: ADG
DIRECTORS:
Registrant voted: To withhold authority from all nominees.
Withhold  J.H. BINFORD PEAY, III
Withhold  J.R. SCULLEY
Withhold  CLIFFORD C. CHRIST
Withhold  HARRY H. WARNER
Withhold  RONALD H. GRIFFITH
Withhold  GILBERT F. DECKER
Withhold  JOHN G. MEYER, JR.
(Proposed by issuer)
(Registrant voted against management)
Proposal(s):
02 . APPROVAL OF AMENDMENT OF 2001 EQUITY INCENTIVE PLAN
Registrant voted: Against This Proposal.
(Proposed by issuer)
(Registrant voted against management)

---------------------------------------------------------------

ALLIED DEFENSE GROUP, INC. Annual Meeting

(This is the second of two votes cast for this meeting; vote one was cast on June 1, 2005; vote two (of two) was cast
June 15, 2005)
Meeting Date: 06/17/2005 for holders as of 04/22/2005
CUSIP: 019118- 108
Exchange Ticker Symbol: ADG
DIRECTORS:
Registrant voted: For all nominees.
For   J.H. BINFORD PEAY, III
For   J.R. SCULLEY
For   CLIFFORD C. CHRIST
For   HARRY H. WARNER
For   RONALD H. GRIFFITH
For   GILBERT F. DECKER
For   JOHN G. MEYER, JR.
(Proposed by issuer)
(Registrant voted for management)
Proposal(s):
02 . APPROVAL OF AMENDMENT OF 2001 EQUITY INCENTIVE PLAN
Registrant voted: Against This Proposal.
(Proposed by issuer)
(Registrant voted against management)

---------------------------------------------------------------

ALLMERICA FINANCIAL CORPORATION Annual Meeting

Meeting Date: 05/17/2005 for holders as of 03/21/2005
CUSIP: 019754- 100
Exchange Ticker Symbol: AFC
DIRECTORS:
Registrant Voted: For all nominees.
For   WENDELL J. KNOX
For   NANCY L. LEAMING
For   ROBERT J. MURRAY
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF
ALLMERICA FINANCIAL CORPORATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

AMERICAN PACIFIC CORPORATION Annual Meeting

Meeting Date: 03/08/2005 for holders as of 01/26/2005
CUSIP: 028740- 108
Exchange Ticker Symbol: APFC
DIRECTORS:
Registrant Voted: For all nominees.
For   JOHN R. GIBSON*
For   JAN H. LOEB*
For   NORVAL F. POHL**
For   C. KEITH ROOKER**
For   JANE L. WILLIAMS**
*NOTE* - *Class A Director (2007); **Class B Director (2008)
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
ENDING SEPTEMBER 30, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

AMERICAN PHYSICIANS CAPITAL, INC. Annual Meeting

Meeting Date: 08/04/2004 for holders as of 06/25/2004
CUSIP: 028884- 104
Exchange Ticker Symbol: ACAP
DIRECTORS:
Registrant Voted: For all nominees.
For   THOMAS R. BERGLUND, MD*
For   DANIEL L. GORMAN*
For   D. JOSEPH OLSON*
For   R. KEVIN CLINTON**
*NOTE* - *Class III Nominee; **Class II Nominee
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

AMERICAN PHYSICIANS CAPITAL, INC. Annual Meeting

Meeting Date: 05/04/2005 for holders as of 03/16/2005
CUSIP: 028884- 104
Exchange Ticker Symbol: ACAP
DIRECTORS:
Registrant Voted: For all nominees.
For   APPARAO MUKKUMALA, M.D.
For   SPENCER L. SCHNEIDER
For   JOSEPH D. STILWELL
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN, LLP AS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

AMPCO-PITTSBURGH CORPORATION Annual Meeting

Meeting Date: 04/28/2005 for holders as of 03/10/2005
CUSIP: 032037- 103
Exchange Ticker Symbol: AP
DIRECTORS:
Registrant Voted: For all nominees.
For   LOUIS BERKMAN
For   WILLIAM K. LIEBERMAN
For   STEPHEN E. PAUL
For   CARL H. PFORZHEIMER III
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

ANDERSONS INC., THE Annual Meeting
Meeting Date: 05/06/2005 for holders as of 02/28/2005
CUSIP: 034164- 103
Exchange Ticker Symbol: ANDE
DIRECTORS:
Registrant voted: For all nominees.
For   MICHAEL J. ANDERSON
For   RICHARD P. ANDERSON
For   THOMAS H. ANDERSON
For   JOHN F. BARRETT
For   PAUL M. KRAUS
For   DONALD L. MENNEL
For   DAVID L. NICHOLS
For   SIDNEY A. RIBEAU
For   CHARLES A. SULLIVAN
For   JACQUELINE F. WOODS
(Proposed by issuer)
(Registrant voted for management)
Proposal(s):
02 . APPROVAL OF THE 2005 LONG-TERM PERFORMANCE COMPENSATION
PLAN.
Registrant voted: For This Proposal.
(Proposed by issuer)
(Registrant voted for management)
03 . RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
YEAR ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

AUDIOVOX CORPORATION Annual Meeting

Meeting Date: 11/01/2004 for holders as of 09/03/2004
CUSIP: 050757- 103
Exchange Ticker Symbol: VOXX (Class A)
DIRECTORS:
Registrant Voted: For all nominees.
For   PAUL C. KREUCH, JR.*
For   DENNIS F. MCMANUS*
For   IRVING HALEVY*
For   PETER A. LESSER*
For   JOHN J. SHALAM**
For   PHILIP CHRISTOPHER**
For   CHARLES M. STOEHR**
For   PATRICK M. LAVELLE**
For   ANN M. BOUTCHER**
For   RICHARD A. MADDIA**
(Proposed by issuer)
(Voted for management)
*NOTE* - *Class A Stockholders; **Class A and Class B
Stockholders
Proposal(s):
02 . TO APPROVE THE SALE OF SUBSTANTIALLY ALL OF THE ASSETS (EXCLUDING RECEIVABLES) RELATING TO OUR WIRELESS BUSINESS TO UTSTARCOM, INC. UNDER THE TERMS OF THE ASSET PURCHASE AGREEMENT ATTACHED AS ANNEX A TO THE PROXY STATEMENT. (Proposed by issuer)
(Voted for management)
03 . TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2004.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04 . TO APPROVE AN AMENDMENT TO THE AUDIOVOX CORPORATION 1997
STOCK OPTION PLAN.
(Proposed by issuer)
(Voted against management)
05 . TO APPROVE AN AMENDMENT TO THE AUDIOVOX CORPORATION 1999 STOCK COMPENSATION PLAN.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

AUDIOVOX CORPORATION Annual Meeting

Meeting Date: 05/19/2005 for holders as of 03/28/2005
CUSIP: 050757- 103
Exchange Ticker Symbol: VOXX (Class A)
DIRECTORS:
Registrant Voted: For all nominees.
For   PAUL C. KREUCH, JR.*
For   DENNIS F. MCMANUS*
For   IRVING HALEVY*
For   PETER A. LESSER*
For   JOHN J. SHALAM**
For   PHILIP CHRISTOPHER**
For   CHARLES M. STOEHR**
For   PATRICK M. LAVELLE**
*NOTE* - *Class A Stockholders; **Class A and Class B
Stockholders
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
YEAR ENDING NOVEMBER 30, 2005
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

----------------------------------------------------------------

AVISTA CORP. Annual Meeting

Meeting Date: 05/12/2005 for holders as of 03/11/2005
CUSIP: 05379B- 107
Exchange Ticker Symbol: AVA
DIRECTORS:
Registrant Voted: For all nominees.
For   ROY LEWIS EIGUREN
For   GARY G. ELY
For   JESSIE J. KNIGHT, JR.
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF THE APPOINTMENT OF THE FIRM OF DELOITTE &
TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OF THE COMPANY FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . APPROVAL OF THE AVISTA CORPORATION LONG-TERM INCENTIVE
COMPENSATION PLAN, AS AMENDED.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

BASSETT FURNITURE INDUSTRIES, INC. Annual Meeting

Meeting Date: 02/22/2005 for holders as of 01/12/2005
CUSIP: 070203- 104
Exchange Ticker Symbol: BSET
DIRECTORS:
Registrant Voted: For all nominees.
For   PETER W. BROWN, M.D.
For   PAUL FULTON
For   HOWARD H. HAWORTH
For   GEORGE W. HENDERSON,III
For   DALE C. POND
For   ROBERT H. SPILMAN, JR.
For   DAVID A. STONECIPHER
For   WILLIAM C. WAMPLER, JR.
For   WILLIAM C. WARDEN, JR.
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO APPROVE THE ADOPTION OF THE BASSETT FURNITURE
2005 NON-EMPLOYEE DIRECTORS STOCK INCENTIVE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS
THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL
YEAR ENDING NOVEMBER 26, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

BOOKS-A-MILLION, INC. Annual Meeting

Meeting Date: 06/01/2005 for holders as of 04/04/2005
CUSIP: 098570- 104
Exchange Ticker Symbol: BAMM
DIRECTORS:
Registrant Voted: For all nominees.
For   TERRY C. ANDERSON
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO APPROVE THE COMPANY'S 2005 INCENTIVE AWARD PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

BOWL AMERICA INCORPORATED Annual Meeting

Meeting Date: 12/07/2004 for holders as of 10/12/2004
CUSIP: 102565- 108
Exchange Ticker Symbol: BWL.A (Class A)
DIRECTORS:
Registrant Voted: For all nominees.
For   WARREN T. BRAHAM
For   ALLAN L. SHER
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

BOYKIN LODGING COMPANY Annual Meeting

Meeting Date: 05/24/2005 for holders as of 03/28/2005
CUSIP: 103430- 104
Exchange Ticker Symbol: BOY
DIRECTORS:
Registrant Voted: For all nominees.
For   ALBERT T. ADAMS
For   ROBERT W. BOYKIN
For   LEE C. HOWLEY, JR.
For   JAMES B. MEATHE
For   MARK J. NASCA
For   WILLIAM H. SCHECTER
For   IVAN J. WINFIELD
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO APPROVE THE BOYKIN LODGING COMPANY 2005 LONG-TERM
INCENTIVE PLAN AS SET FORTH IN THE PROXY STATEMENT OF BOYKIN
LODGING COMPANY.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

CALIFORNIA FIRST NATIONAL BANCORP Annual Meeting

Meeting Date: 12/02/2004 for holders as of 10/08/2004
CUSIP: 130222- 102
Exchange Ticker Symbol: CFNB
DIRECTORS:
Registrant Voted: For all nominees.
For   PATRICK E. PADDEN
For   GLEN T. TSUMA
For   MICHAEL H. LOWRY
For   HARRIS RAVINE
For   DANILO CACCIAMATTA
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

COMMONWEALTH INDUSTRIES, INC. Special Meeting

Meeting Date: 12/08/2004 for holders as of 10/14/2004
CUSIP: 203004- 106
Exchange Ticker Symbol: CMIN
Proposal(s):
01 . TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 16, 2004, AMONG IMCO RECYCLING INC., SILVER FOX ACQUISITION COMPANY AND COMMONWEALTH INDUSTRIES, INC., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/ PROSPECTUS.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
02 . TO CONSIDER A PROPOSAL TO ADJOURN OR POSTPONE, IF NECESSARY, THE MEETING TO PERMIT FURTHER SOLICITATION OF PROXIES.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

CPAC, INC. Annual Meeting

Meeting Date: 08/11/2004 for holders as of 06/22/2004
CUSIP: 126145- 101
Exchange Ticker Symbol: CPAK
DIRECTORS:
Registrant Voted: For all nominees.
For   THOMAS N. HENDRICKSON
For   THOMAS J. WELDGEN
For   ROBERT OPPENHEIMER
For   JEROLD L. ZIMMERMAN
For   STEPHEN J. CARL
For   JOSE J. CORONAS
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF PRICEWATEHOUSECOOPERS, LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING MARCH 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . PROPOSAL TO APPROVE THE ADOPTION BY THE BOARD OF DIRECTORS OF THE 2004 EXECUTIVE LONG TERM STOCK INVESTMENT PLAN AND THE RESERVATION OF 350,000 COMMON SHARES THEREUNDER. Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
04 . APPROVAL OF OPTION: APPROVE OPTION GRANT TO JOSE J. CORONAS TO PURCHASE 15,000 SHARES OF THE COMPANY'S $.01 PAR VALUE COMMON STOCK.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

CPAC, INC. Special Meeting

Meeting Date: 03/09/2005 for holders as of 01/10/2005
CUSIP: 126145- 101
Exchange Ticker Symbol: CPAK
Proposal(s):
01 . APPROVE THE ADOPTION BY THE BOARD OF DIRECTORS OF THE 2004 EXECUTIVE LONG TERM STOCK INVESTMENT PLAN AND RESERVATION OF 350,000 COMMON SHARES THEREUNDER.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
02 . APPROVE THE GRANT OF AN OPTION TO A NEW DIRECTOR,
JOSE J. CORONAS, TO PURCHASE 15,000 SHARES OF CPAC'S $.01 PAR
VALUE COMMON STOCK.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . APPROVE AMENDMENTS TO THE NON-EMPLOYEE DIRECTORS PLAN. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/1/2004 for holders as of 09/17/2004
CUSIP: 247368- 103
Exchange Ticker Symbol: DLA
DIRECTORS:
Registrant Voted: For all nominees.
For   D.S. FRASER
For   W.F. GARRETT
For   R.W. HUMPHREYS
For   M. LENNON
For   E.E. MADDREY II
For   P. MAZZILLI
For   B.A. MICKEL
For   D. PETERSON
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO APPROVE THE DELTA APPAREL, INC. 2004
NON-EMPLOYEE DIRECTOR STOCK PLAN.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS
INDEPENDENT AUDITORS OF DELTA APPAREL, INC. FOR FISCAL 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

DELTA WOODSIDE INDUSTRIES, INC. Annual Meeting

Meeting Date: 11/22/2004 for holders as of 09/15/2004
CUSIP: 247909- 203
Exchange Ticker Symbol: DLWI
DIRECTORS:
Registrant Voted: For all nominees.
For   J.P. DANAHY
For   W.F. GARRETT
For   C.C. GUY
For   M. HARMON
For   M. LENNON
For   E.E. MADDREY II
For   B.A. MICKEL
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE
INDEPENDENT AUDITORS OF DELTA WOODSIDE INDUSTRIES, INC. FOR
FISCAL YEAR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

DENNY'S CORPORATION Annual Meeting

Meeting Date: 05/25/2005 for holders as of 03/29/2005
CUSIP: 24869P- 104
Exchange Ticker Symbol: DENN
DIRECTORS:
Registrant Voted: For all nominees.
For   VERA K. FARRIS
For   VADA HILL
For   BRENDA J. LAUDERBACK
For   NELSON J. MARCHIOLI
For   ROBERT E. MARKS
For   MICHAEL MONTELONGO
For   HENRY J. NASELLA
For   DONALD R. SHEPHERD
For   DEBRA SMITHART-OGLESBY
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . A PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE
PRINCIPAL INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF
DENNY'S CORPORATION AND ITS SUBSIDIARIES FOR THE YEAR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . A PROPOSAL TO APPROVE AN AMENDMENT TO THE DENNY'S
CORPORATION 2004 OMNIBUS INCENTIVE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

DIMON INCORPORATED Special Meeting

Meeting Date: 04/01/2005 for holders as of 02/10/2005
CUSIP: 254394- 109
Exchange Ticker Symbol: DMN
DIRECTORS:
Registrant Voted: For all nominees.
For   NIGEL G. HOWARD*
For   WILLIAM S. SHERIDAN*
For   MARK W. KEHAYA**
For   GILBERT L KLEMANN II**
For   MARTIN R. WADE III**
For   ROBERT E. HARRISON***
For   B. CLYDE PRESLAR***
(Proposed by issuer)
(Voted for management)
*NOTE*:
*Class II expires at 2005
**Class III expires at 2006
***Class I expires at 2007
Proposal(s):
01 . THE MERGER. TO APPROVE THE PLAN OF MERGER, DATED AS OF NOVEMBER 7, 2004, BY AND AMONG DIMON INCORPORATED AND STANDARD COMMERCIAL CORPORATION, THE MERGER CONTEMPLATED THEREBY AND THE ISSUANCE OF SHARES OF DIMON INCORPORATED COMMON STOCK. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
02 . THE NAME CHANGE. TO CHANGE THE NAME OF DIMON INCORPORATED TO ALLIANCE ONE INTERNATIONAL, INC.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . AN INCREASE IN THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK. TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF DIMON COMMON STOCK FROM 125 MILLION TO 250 MILLION.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
04 . THE AMENDMENT OF CERTAIN SHAREHOLDER VOTING REQUIREMENTS. TO AMEND CERTAIN SHAREHOLDER VOTING REQUIREMENTS, DESCRIBED IN DETAIL IN THE JOINT PROXY STATEMENT/PROSPECTUS DATED MARCH 2, 2005, WHICH CHANGES WILL BE REFLECTED IN THE AMENDED AND RESTATED ARTICLES OF INCORPORATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
05 . ADDITIONAL AMENDMENTS TO THE ARTICLES OF INCORPORATION UNRELATED TO THE MERGER. TO APPROVE CERTAIN OTHER AMENDMENTS TO DIMON'S ARTICLES OF INCORPORATION DESCRIBED IN DETAIL IN THE JOINT PROXY STATEMENT/PROSPECTUS DATED MARCH 2, 2005, WHICH CHANGES WILL BE REFLECTED IN THE AMENDED AND RESTATED ARTICLES OF INCORPORATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
07 . OTHER BUSINESS, INCLUDING POSSIBLE ADJOURNMENT OF THE DIMON SPECIAL MEETING. TO ACT WITH RESPECT TO ANY OTHER BUSINESS THAT PROPERLY COMES BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

DOMINION HOMES, INC. Annual Meeting

Meeting Date: 05/11/2005 for holders as of 03/21/2005
CUSIP: 257386- 102
Exchange Ticker Symbol: DHOM
DIRECTORS:
Registrant Voted: For all nominees.
For   DAVID P. BLOM
For   DOUGLAS G. BORROR
For   ZUHEIR SOFIA
For   C. RONALD TILLEY
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

DUCKWALL-ALCO STORES, INC. Annual Meeting

Meeting Date: 05/26/2005 for holders as of 04/08/2005
CUSIP: 264142- 100
Exchange Ticker Symbol: DUCK
DIRECTORS:
Registrant Voted: For all nominees.
For   WARREN H. GFELLER
For   DENNIS A. MULLIN
For   LOLAN C. MACKEY
For   JEFFREY MACKE
For   ROBERT L. RING
For   DENNIS E. LOGUE
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF THE SELECTION OF KPMG LLP AS AUDITORS FOR
THE COMPANY.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

FIRST UNION REAL ESTATE EQTY & MTG INVTS Annual Meeting

Meeting Date: 05/10/2005 for holders as of 03/31/2005
CUSIP: 337400- 105
Exchange Ticker Symbol: FUR
DIRECTORS:
Registrant Voted: For all nominees.
For   MICHAEL L. ASHNER
For   BRUCE R. BERKOWITZ
For   ARTHUR BLASBERG, JR.
For   PETER BRAVERMAN
For   TALTON EMBRY
For   HOWARD GOLDBERG
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF THE APPOINTMENT OF AUDITORS AS SET FORTH IN
THE ACCOMPANYING PROXY STATEMENT.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . APPROVAL OF THE CHANGE OF THE TRUST'S NAME TO "WINTHROP
REALTY TRUST" AT ANY TIME PRIOR TO DECEMBER 31, 2005, AT THE
ELECTION OF THE BOARD.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

GLOBAL INDUSTRIES, LTD. Annual Meeting

Meeting Date: 05/17/2005 for holders as of 04/01/2005
CUSIP: 379336- 100
Exchange Ticker Symbol: GLBL
DIRECTORS:
Registrant Voted: For all nominees.
For   WILLIAM J. DORE
For   JAMES C. DAY
For   EDWARD P. DJEREJIAN
For   EDGAR G. HOTARD
For   RICHARD A. PATTAROZZI
For   JAMES L. PAYNE
For   MICHAEL J. POLLOCK
For   LUIS K. TELLEZ
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF THE GLOBAL INDUSTRIES, LTD. 2005 STOCK
INCENTIVE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP
AS INDEPENDENT AUDITORS OF THE COMPANY TO SERVE FOR THE 2005
FISCAL YEAR.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

HAGGAR CORP. Annual Meeting

Meeting Date: 02/09/2005 for holders as of 12/13/2004
CUSIP: 405173- 105
Exchange Ticker Symbol: HGGR
DIRECTORS:
Registrant Voted: For all nominees.
For   FRANK D. BRACKEN
For   THOMAS G. KAHN
For   JOHN C. TOLLESON
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE
COMPANY'S INDEPENDENT ACCOUNTANTS.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

HEAD N.V. Annual Meeting

Meeting Date: 05/25/2005 for holders as of 04/18/2005
CUSIP: 422070- 102
Exchange Ticker Symbol: HED
Proposal(s):
03 . TO ADOPT THE DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2004.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04a . SUB(a) - TO DISCHARGE EACH MEMBER OF THE BOARD OF MANAGEMENT FROM LIABILITY IN RESPECT OF ACTS AND OMMISSIONS. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04b . SUB(b) - TO DISCHARGE EACH MEMBER OF THE BOARD OF THE SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF ACTS AND OMMISSIONS.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
05 . TO ADOPT REMUNERATION POLICY OF THE BOARD OF MANAGEMENT. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
06 . TO EXTEND THE AUTHORITY OF THE BOARD OF MANAGEMENT TO REPURCHASE SHARES FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
07a . SUB(a) - TO CANCEL ORDINARY SHARES WHICH HAVE BEEN REPURCHASED BY THE COMPANY FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
07b . SUB(B) - TO AMEND THE ARTICLES OF ASSOCIATION TO REDUCE THE AUTHORISED SHARE CAPITAL OF THE COMPANY.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
08 . TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT AS THE CORPORATE BODY AUTHORIZED TO ISSUE SHARES.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
09 . TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT TO LIMIT OR EXCLUDE THE RIGHT OF PRE-EMPTION OF HOLDERS OF ORDINARY SHARES.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
10 . TO AUTHORISE THE BOARD OF MANAGEMENT TO APPROVE A NEW HEAD EXECUTIVE STOCK OPTION PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
11 . TO AUTHORISE THE BOARD OF MANAGEMENT TO APPLY FOR A DE-LISTING FROM THE NEW YORK STOCK EXCHANGE AND TO TERMINATE THE "COMMON SHARE AGREEMENT" BETWEEN THE COMPANY AND THE BANK OF NEW YORK.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
12 . TO AUTHORISE THE BOARD OF MANAGEMENT TO APPLY FOR A SUSPENSION OF THE COMPANY'S REPORTING OBLIGATIONS WITH THE SECURITIES AND EXCHANGE COMMISSION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

HORIZON OFFSHORE, INC. Annual Meeting

Meeting Date: 07/28/2004 for holders as of 06/10/2004
CUSIP: 44043j- 105
Exchange Ticker Symbol: HOFF
DIRECTORS:
Registrant Voted: To withhold authority from all nominees.
Withhold  J. LOUIS FRANK
Withhold  BILL J. LAM
Withhold  KEN R. LESUER
Withhold  RAYMOND L. STEELE
(Proposed by issuer)
(Voted against management)
Proposal(s):
02 . AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF
AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK FROM 35
MILLION TO 100 MILLION.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

IDACORP, INC. Annual Meeting

Meeting Date: 05/19/2005 for holders as of 03/31/2005
CUSIP: 451107- 106
Exchange Ticker Symbol: IDA
DIRECTORS:
Registrant Voted: For all nominees.
For   JACK K. LEMLEY
For   RICHARD G. REITEN
For   JOAN H. SMITH
For   THOMAS J. WILFORD
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . TO REAPPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE IDACORP 2000 LONG-TERM INCENTIVE AND COMPENSATION PLAN.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04 . TO APPROVE THE IDACORP 2000 LONG-TERM INCENTIVE AND COMPENSATION PLAN, AS AMENDED, INCLUDING THE AUTHORIZATION OF ADDITIONAL SHARES.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

IDT CORPORATION Annual Meeting

Meeting Date: 12/15/2004 for holders as of 10/21/2004
CUSIP: 448947- 101
Exchange Ticker Symbol: IDT.C
DIRECTORS:
Registrant Voted: For all nominees.
For   HOWARD S. JONAS
For   MICHAEL J. LEVITT
For   RUDY BOSCHWITZ
For   SAUL K. FENSTER
For   JOYCE J. MASON
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF AN AMENDMENT TO THE COMPANY'S 1996 STOCK OPTION AND INCENTIVE PLAN, AS AMENDED AND RESTATED, THAT WILL INCREASE THE NUMBER OF SHARES OF THE COMPANY'S CLASS B COMMON STOCK AVAILABLE FOR THE GRANT OF AWARDS UNDER THE PLAN BY AN ADDITIONAL 2,500,000 SHARES.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JULY 31, 2005
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

IMPERIAL SUGAR COMPANY Annual Meeting

Meeting Date: 02/01/2005 for holders as of 12/06/2004
CUSIP: 453096- 208
Exchange Ticker Symbol: IPSU
DIRECTORS:
Registrant Voted: For all nominees.
For   GAYLORD O. COAN
For   JAMES A. SCHLINDWEIN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN AS DESCRIBED IN THE PROXY STATEMENT. Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP, AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING SEPTEMBER 30, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04 . SHAREHOLDER PROPOSAL REGARDING THE COMPANY'S SHAREHOLDER
RIGHTS PLAN.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)

---------------------------------------------------------------

INTERNATIONAL ALUMINUM CORPORATION Annual Meeting

Meeting Date: 10/28/2004 for holders as of 09/08/2004
CUSIP: 458884- 103
Exchange Ticker Symbol: IAL
DIRECTORS:
Registrant Voted: For all nominees.
For   CORNELIUS C. VANDERSTAR
For   DAVID C. TREINEN
For   RONALD L. RUDY
For   JOHN P. CUNNINGHAM
For   JOEL F. MCINTYRE
For   DAVID M. ANTONINI
For   ALEXANDER L. DEAN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS
LLP AS THE INDEPENDENT AUDITORS OF THE CORPORATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

INTERNATIONAL SHIPHOLDING CORPORATION Annual Meeting

Meeting Date: 04/27/2005 for holders as of 02/28/2005
CUSIP: 460321- 201
Exchange Ticker Symbol: ISH
DIRECTORS:
Registrant Voted: For all nominees.
For   NIELS W. JOHNSEN
For   ERIK F. JOHNSEN
For   NIELS M. JOHNSEN
For   ERIK L. JOHNSEN
For   HAROLD S. GREHAN, JR.
For   EDWIN LUPBERGER
For   RAYMOND V. O'BRIEN, JR.
For   EDWARD K. TROWBRIDGE
For   H. MERRITT LANE, III
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP,
CERTIFIED PUBLIC ACCOUNTANTS, AS THE INDEPENDENT AUDITORS FOR
THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

LQ CORPORATION, INC. Annual Meeting

Meeting Date: 12/22/2004 for holders as of 11/04/2004
CUSIP: 50213T- 104
Exchange Ticker Symbol: LQCI
DIRECTORS:
Registrant Voted: For all nominees.
For   STEPHEN LIGUORI
For   JOSEPH R. WRIGHT, JR.
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO REMOVE CLASSIFICATION OF THE BOARD OF
DIRECTORS.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . PROPOSAL TO RATIFY THE APPOINTMENT OF ROTHSTEIN, KASS & COMPANY, P.C. AS INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
04 . IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

LUBY'S, INC. Annual Meeting

Meeting Date: 01/20/2005 for holders as of 12/03/2004
CUSIP: 549282- 101
Exchange Ticker Symbol: LUB
DIRECTORS:
Registrant Voted: For all nominees.
For   JUDITH B. CRAVEN
For   ARTHUR R. EMERSON
For   FRANK MARKANTONIS
For   GASPER MIR III
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE CORPORATION. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . PROPOSAL OF THE COMPANY TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE NONEMPLOYEE DIRECTOR STOCK PLAN. Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
04 . NONBINDING SHAREHOLDER PROPOSAL TO DECLASSIFY ELECTIONS
OF DIRECTORS.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)

---------------------------------------------------------------

MARITRANS INC. Annual Meeting

Meeting Date: 04/28/2005 for holders as of 03/11/2005
CUSIP: 570363- 101
Exchange Ticker Symbol: TUG
DIRECTORS:
Registrant Voted: For all nominees.
For   DR. ROBERT E. BONI*
For   DR. CRAIG E. DORMAN**
For   MR BRENT A STIENECKER**
*NOTE* - *1 year term; **3 year term
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF THE 2005 OMNIBUS EQUITY COMPENSATION PLAN
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

MAXCOR FINANCIAL GROUP INC. Special Meeting

Meeting Date: 05/18/2005 for holders as of 04/25/2005
CUSIP: 57772G- 100
Exchange Ticker Symbol: MAXF
Proposal(s):
01 . PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 4, 2005, BY AND AMONG MAXCOR, BGC PARTNERS, L.P., AND MAGNET ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY OF BGC, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
02 . TO APPROVE ANY PROPOSAL TO ADJOURN OR POSTPONE THE
SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES
IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF APPROVING
PROPOSAL 1.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

MEDALLION FINANCIAL CORP. Annual Meeting

Meeting Date: 06/17/2005 for holders as of 04/25/2005
CUSIP: 583928- 106
Exchange Ticker Symbol: TAXI
DIRECTORS:
Registrant Voted: For all nominees.
For   ALVIN MURSTEIN
For   HENRY D. JACKSON
For   HENRY L. AARON
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

MERISTAR HOSPITALITY CORPORATION Special Meeting

Meeting Date: 09/23/2004 for holders as of 08/11/2004
CUSIP: 58984Y- 103
Exchange Ticker Symbol: MHX
Proposal(s):
01 . THE AMENDMENT AND RESTATEMENT OF THE CHARTER OF THE
COMPANY, AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

MERISTAR HOSPITALITY CORPORATION Annual Meeting

Meeting Date: 05/26/2005 for holders as of 04/20/2005
CUSIP: 58984Y- 103
Exchange Ticker Symbol: MHX
DIRECTORS:
Registrant Voted: For all nominees.
For   BRUCE G. WILES
For   JAMES F. DANNHAUSER
For   PAUL J. KLAASSEN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . AMENDMENT OF THE COMPANY'S NON-EMPLOYEE DIRECTORS'
INCENTIVE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS
INDEPENDENT AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

MI DEVELOPMENTS INC. Contested Special Meeting

Meeting Date: 05/04/2005 for holders as of 03/16/2005
CUSIP: 55304X- 104
Exchange Ticker Symbol: MIM
DIRECTORS:
For   BARRY BYRD
For   NEIL DAVIS
For   PHILIP FRICKE
For   MANFRED JAKSZUS
For   DENNIS MILLS
For   JOHN SIMONETTI
For   FRANK STRONACH
For   JUDSON WHITESIDE
For   DOUGLAS YOUNG
Registrant Voted: For all nominees.
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RE-APPOINTMENT OF AUDITORS: RE-APPOINTMENT OF ERNST & YOUNG LLP AS AUDITOR OF THE CORPORATION BASED ON THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AND AUTHORIZING THE AUDIT COMMITTEE TO FIX THE AUDITOR'S REMUNERATION
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . MEC SEPARATION RESOLUTION: RESOLUTION DIRECTING THE
BOARD OF DIRECTORS OF THE CORPORATION TO CONSIDER AND IMPLEMENT A SPIN-OFF OR SALE OF THE CORPORATION'S INTEREST IN MAGNA ENTERTAINMENT CORP.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)
04 . REIT CONVERSION RESOLUTION: RESOLUTION DIRECTING THE BOARD OF DIRECTORS OF THE CORPORATION TO CONSIDER AND, IF DEEMED FEASIBLE, SELECT THE MOST APPROPRIATE METHOD TO CONVERT THE CORPORATION INTO AN INCOME-ORIENTED REAL ESTATE INVESTMENT VEHICLE, SUCH AS A REAL ESTATE INVESTMENT TRUST.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)

---------------------------------------------------------------

MI DEVELOPMENTS INC. Contested Special Meeting

Meeting Date: 05/04/2005 for holders as of 03/16/2005
CUSIP: 55304X- 104
Exchange Ticker Symbol: MIM
Proposal(s):
01 . THE ELECTION OF THE FOLLOWING NOMINEES PROPOSED AS
DIRECTORS: BARRY BYRD, NEIL DAVIS, PHILIP FRICKE,
MANFRED JAKSZUS, DENNIS MILLS, JOHN SIMONETTI, FRANK STRONACH, JUDSON WHITESIDE AND DOUGLAS YOUNG.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
02 . THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS THE AUDITOR OF THE CORPORATION BASED ON THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AND AUTHORIZING THE AUDIT COMMITTEE TO FIX THE AUDITOR'S REMUNERATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . THE RESOLUTION DIRECTING THE BOARD OF DIRECTORS OF THE CORPORATION TO CONSIDER AND IMPLEMENT A SPIN-OFF OR SALE OF THE CORPORATION'S INTEREST IN MAGNA ENTERTAINMENT CORP. Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)
04 . THE RESOLUTION DIRECTING THE BOARD OF DIRECTORS OF THE CORPORATION TO CONSIDER AND, IF DEEMED FEASIBLE, SELECT THE MOST APROPRIATE METHOD TO CONVERT THE CORPORATION INTO AN INCOME-ORIENTED REAL ESTATE INVESTMENT VEHICLE, SUCH AS A
REAL ESTATE INVESTMENT TRUST.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)

---------------------------------------------------------------

NASH-FINCH COMPANY Annual Meeting

Meeting Date: 05/10/2005 for holders as of 03/17/2005
CUSIP: 631158- 102
Exchange Ticker Symbol: NAFC
DIRECTORS:
Registrant Voted: For all nominees.
For   CAROLE F. BITTER*
For   JOHN H. GRUNEWALD*
For   DOUGLAS A. HACKER*
For   WILLIAM R. VOSS*
For   WILLIAM H. WEINTRAUB*
For   MICKEY P. FORET**
*NOTE* - *Class C Director; **Class A Director
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF AMENDMENTS TO 2000 STOCK INCENTIVE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

NATIONAL PRESTO INDUSTRIES, INC. Annual Meeting

Meeting Date: 10/19/2004 for holders as of 08/11/2004
CUSIP: 637215- 104
Exchange Ticker Symbol: NPK
DIRECTORS:
Registrant Voted: For all nominees.
For   RICHARD N. CARDOZO
For   PATRICK J. QUINN
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

NEWMARKET CORPORATION Annual Meeting

Meeting Date: 05/26/2005 for holders as of 04/01/2005
CUSIP: 651587- 107
Exchange Ticker Symbol: NEU
DIRECTORS:
Registrant Voted: For all nominees.
For   PHYLLIS L. COTHRAN
For   BRUCE C. GOTTWALD
For   THOMAS E. GOTTWALD
For   PATRICK D. HANLEY
For   JAMES E. ROGERS
For   SIDNEY BUFORD SCOTT
For   CHARLES B. WALKER
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

NITCHES, INC. Annual Meeting

Meeting Date: 04/21/2005 for holders as of 03/11/2005
CUSIP: 65476M- 109
Exchange Ticker Symbol: NICH
DIRECTORS:
Registrant Voted: For all nominees.
For   STEVEN P. WYANDT
For   PAUL M. WYANDT
For   EUGENE B. PRICE II
For   T. JEFFERSON STRAUB
For   MICHAEL D. SHOLTIS
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

PMA CAPITAL CORPORATION Annual Meeting

Meeting Date: 05/05/2005 for holders as of 03/18/2005
CUSIP: 693419- 202
Exchange Ticker Symbol: PMACA
DIRECTORS:
Registrant Voted: For all nominees.
For   PETER S. BURGESS
For   JAMES C. HELLAUER
For   RODERIC H. ROSS
For   CHARLES T. FREEMAN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT
AUDITORS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

PNM RESOURCES, INC. Annual Meeting

Meeting Date: 05/17/2005 for holders as of 03/28/2005
CUSIP: 69349H- 107
Exchange Ticker Symbol: PNM
DIRECTORS:
Registrant Voted: For all nominees.
For   ADELMO E. ARCHULETA
For   JULIE A. DOBSON
For   CHARLES E. MCMAHEN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS
INDEPENDENT ACCOUNTANTS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . APPROVE AMENDENT TO THE RESTATED ARTICLES OF
INCORPORATION OF PNM RESOURCES, INC.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
04 . APPROVE AMENDED AND RESTATED OMNIBUS PERFORMANCE EQUITY
PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

POPE & TALBOT, INC. Annual Meeting

Meeting Date: 05/05/2005 for holders as of 03/17/2005
CUSIP: 732827- 100
Exchange Ticker Symbol: POP
DIRECTORS:
Registrant Voted: For all nominees.
For   LIONEL G. DODD
For   KENNETH G. HANNA
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . THE PROPOSAL TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 20 MILLION TO 30 MILLION.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . THE PROPOSAL TO APPROVE AMENDMENTS TO THE COMPANY'S EMPLOYEE STOCK OPTION PLAN TO AUTHORIZE 750,000 ADDITIONAL SHARES OF COMMON STOCK FOR ISSUANCE UNDER THE PLAN, TO RE-NAME THE PLAN, AND TO MAKE CERTAIN OTHER AMENDMENTS TO THE PLAN.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
04 . THE PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP TO CONTINUE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

PRIME GROUP REALTY TRUST Special Meeting
Meeting Date: 06/28/2005 for holders as of 05/20/2005
CUSIP: 74158J- 103
Exchange Ticker Symbol: PGE
Proposal(s):
01 . TO APPROVE (I) THE AGREEMENT AND PLAN OF MERGER,
DATED AS OF FEBRUARY 17, 2005, BY AND AMONG PRIME OFFICE COMPANY, LLC, PRIME OFFICE MERGER SUB, LLC, PRIME OFFICE MERGER SUB I, LLC, THE COMPANY AND PRIME GROUP REALTY,
L.P., THE COMPANY'S OPERATING PARTNERSHIP AND (II) THE MERGER OF PRIME OFFICE MERGER SUB, LLC WITH AND INTO THE COMPANY.
Registrant voted: For This Proposal.
(Proposed by issuer)
(Registrant voted for management)
02 . TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF, INCLUDING ANY PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF PROPOSAL 1 ABOVE IN THE EVENT THERE ARE NOT SUFFICIENT VOTES FOR APPROVAL OF PROPOSAL 1 AT THE SPECIAL MEETING.
Registrant voted: To Abstain From This Proposal.
(Proposed by issuer)
(Registrant abstained; management recommended a for vote)

---------------------------------------------------------------

PRIME GROUP REALTY TRUST Annual Meeting

Meeting Date: 06/02/2005 for holders as of 04/20/2005
CUSIP: 74158J- 103
Exchange Ticker Symbol: PGE
DIRECTORS:
Registrant Voted: For all nominees.
For   DOUGLAS CROCKER II
For   CHRISTOPHER J. NASSETTA
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

PRIME HOSPITALITY CORP. Special Meeting

Meeting Date: 10/06/2004 for holders as of 09/10/2004
CUSIP: 741917- 108
Exchange Ticker Symbol: PDQ
Proposal(s):
01 . TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF
AUGUST 18, 2004, BY AND AMONG THE COMPANY, BREP IV HOTELS
HOLDING L.L.C. AND BREP IV HOTELS ACQUISITION L.L.C.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

PXRE GROUP LTD. Annual Meeting

Meeting Date: 04/26/2005 for holders as of 03/10/2005
CUSIP: G73018- 106
Exchange Ticker Symbol: PXT
DIRECTORS:
Registrant Voted: For all nominees.
For   WENDY LUSCOMBE
For   JEFFREY L. RADKE
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO APPROVE THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS THAT KPMG LLP BE APPOINTED AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 AND TO REFER THE DETERMINATION OF THE INDEPENDENT AUDITORS' REMUNERATION TO THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S BY-LAWS. Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

QUAKER FABRIC CORPORATION Annual Meeting

Meeting Date: 05/26/2005 for holders as of 04/12/2005
CUSIP: 747399- 103
Exchange Ticker Symbol: QFAB
DIRECTORS:
Registrant Voted: For all nominees.
For   SANGWOO AHN
For   LARRY A. LIEBENOW
For   JERRY I. PORRAS
For   ERIBERTO R. SCOCIMARA
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

QUIPP, INC. Annual Meeting

Meeting Date: 06/07/2005 for holders as of 04/18/2005
CUSIP: 748802- 105
Exchange Ticker Symbol: QUIP
DIRECTORS:
Registrant Voted: For all nominees.
For   WILLIAM A. DAMBRACKAS
For   LAWRENCE J. GIBSON
For   MICHAEL S. KADY
For   CRISTINA H. KEPNER
For   ARTHUR J. RAWL
For   ROBERT C. STRANDBERG
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO AMEND AND RESTATE THE QUIPP, INC. EQUITY
COMPENSATION PLAN.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS
INDEPENDENT PUBLIC ACCOUNTANTS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

RELIANT ENERGY, INC. Annual Meeting

Meeting Date: 06/07/2005 for holders as of 04/12/2005
CUSIP: 75952B- 105
Exchange Ticker Symbol: RRI
DIRECTORS:
Registrant Voted: For all nominees.
For   E. WILLIAM BARNETT
For   DONALD J. BREEDING
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY DELOITTE & TOUCHE LLP AS RELIANT
ENERGY, INC.'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . STOCKHOLDER PROPOSAL REGARDING THE ELIMINATION OF A
CLASSIFIED BOARD OF DIRECTORS.
Registrant Voted: For This Proposal.
(Proposed by shareholder)
(Voted against management)

---------------------------------------------------------------

ROYAL GROUP TECHNOLOGIES LIMITED Special Meeting

Meeting Date: 05/25/2005 for holders as of 04/19/2005
CUSIP: 779915- 107
Exchange Ticker Symbol: RYG
Proposal(s):
01 . ELECTION OF DIRECTORS.
Registrant Voted: To Abstain.
(Proposed by issuer)
(Voted to Abstain; management recommended a for vote)
02 . APPOINTMENT OF AUDITORS: THE APPOINTMENT OF KPMG LLP AS AUDITORS AND THE AUTHORIZATION OF THE DIRECTORS TO FIX THEIR REMUNERATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
03 . TO APPROVE THE SPECIAL RESOLUTION SET OUT IN APPENDIX A IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR TO AUTHORIZE:
AN AMENDMENT TO THE ARTICLES OF ROYAL GROUP TECHNOLOGIES LIMITED TO PERMIT AN INCREASE IN THE STATED CAPITAL OF ONLY ITS MULTIPLE VOTING SHARES, AS MORE FULLY DESCRIBED IN THE PROXY CIRCULAR.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

RYERSON TULL, INC. Annual Meeting

Meeting Date: 04/20/2005 for holders as of 03/02/2005
CUSIP: 78375P- 107
Exchange Ticker Symbol: RT
DIRECTORS:
Registrant Voted: For all nominees.
For   JAMESON A. BAXTER
For   RICHARD G. CLINE
For   RUSSELL M. FLAUM
For   JAMES A. HENDERSON
For   GREGORY P. JOSEFOWICS
For   M. MILLER DE LOMBERA
For   NEIL S. NOVICH
For   JERRY K. PEARLMAN
For   ANRE D. WILLIAMS
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS
RYERSON TULL'S INDEPENDENT AUDITORS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

SCPIE HOLDINGS INC. Annual Meeting

Meeting Date: 05/24/2005 for holders as of 03/28/2005
CUSIP: 78402P- 104
Exchange Ticker Symbol: SKP
DIRECTORS:
Registrant Voted: To withhold authority from all nominees.
Withhold  C.B. MCELWEE, M.D.
Withhold  WILLIAM A. RENERT, M.D.
Withhold  HENRY L. STOUTZ, M.D.
Withhold  RONALD H. WENDER, M.D.
Withhold  DONALD J. ZUK
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

SEA CONTAINERS LTD. Annual Meeting

Meeting Date: 06/06/2005 for holders as of 04/29/2005
CUSIP: 811371- 707
Exchange Ticker Symbol: SCR.A (Class A)
DIRECTORS:
Registrant Voted: For all nominees.
For   JOHN D. CAMPBELL
For   W. MURRAY GRINDROD
For   ROBERT M. RIGGS
For   CHARLES N.C. SHERWOOD
For   JAMES B. SHERWOOD
For   MICHAEL J.L. STRACEY
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S
AUDITOR AND AUTHORIZATION OF THE AUDIT COMMITTEE TO FIX
AUDITOR'S REMUNERATION.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

STANDARD COMMERCIAL CORPORATION Annual Meeting

Meeting Date: 08/10/2004 for holders as of 06/10/2004
CUSIP: 853258- 101
Exchange Ticker Symbol: STW
DIRECTORS:
Registrant Voted: For all nominees.
For   NIGEL G. HOWARD
For   ROBERT A. SHEETS
For   WILLIAM S. SHERIDAN
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . ADOPT THE 2004 PERFORMANCE IMPROVEMENT COMPENSATION PLAN
AND RESERVE 800,000 SHARES THEREUNDER.
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)
03 . RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP
AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

STANDARD COMMERCIAL CORPORATION Special Meeting

Meeting Date: 04/01/2005 for holders as of 02/10/2005
CUSIP: 853258- 101
Exchange Ticker Symbol: STW
Proposal(s):
01 . THE MERGER. TO APPROVE THE PLAN OF MERGER, DATED AS OF NOVEMBER 7, 2004, BY AND AMONG DIMON INCORPORATED AND STANDARD COMMERCIAL CORPORATION, AND THE MERGER CONTEMPLATED THEREBY Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)
02 . OTHER BUSINESS, INCLUDING POSSIBLE ADJOURNMENT OF THE STANDARD SPECIAL MEETING. TO ACT WITH RESPECT TO ANY OTHER BUSINESS THAT PROPERLY COMES BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY DECISION TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE APPROVAL OF THE PLAN OF MERGER OR FOR OTHER REASONS
Registrant Voted: Against This Proposal.
(Proposed by issuer)
(Voted against management)

---------------------------------------------------------------

STILLWATER MINING COMPANY Annual Meeting

Meeting Date: 05/03/2005 for holders as of 03/28/2005
CUSIP: 86074Q- 102
Exchange Ticker Symbol: SWC
DIRECTORS:
Registrant Voted: For all nominees.
For   CRAIG L. FULLER
For   PATRICK M. JAMES
For   STEVEN S. LUCAS
For   JOSEPH P. MAZUREK
For   FRANCIS R. MCALLISTER
For   SHERYL K. PRESSLER
For   DONALD W. RIEGLE
For   TODD D. SCHAFER
For   JACK E. THOMPSON
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S
INDEPENDENT ACCOUNTANTS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

SWS GROUP Annual Meeting

Meeting Date: 11/10/2004 for holders as of 09/23/2004
CUSIP: 78503N- 107
Exchange Ticker Symbol: SWS
DIRECTORS:
Registrant Voted: For all nominees.
For   DON A. BUCHHOLZ
For   DONALD W. HULTGREN
For   BRODIE L. COBB
For   J. JAN COLLMER
For   RONALD W. HADDOCK
For   R. JAN LECROY
For   FREDERICK R. MEYER
For   JON L. MOSLE, JR.
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . THE APPROVAL OF THE SWS GROUP, INC. 2005 DEFERRED
COMPENSATION PLAN.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

TECHNOLOGY SOLUTIONS COMPANY Annual Meeting

Meeting Date: 05/05/2005 for holders as of 03/18/2005
CUSIP: 87872T- 108
Exchange Ticker Symbol: TSCC
DIRECTORS:
Registrant Voted: For all nominees.
For   RAYMOND P. CALDIERO
For   CARL F. DILL, JR.
For   MICHAEL R. GORSAGE
For   PAULA KRUGER
For   GERALD LUTERMAN
For   STEPHEN B. ORESMAN
For   JOHN R. PURCELL
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP
AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

TECUMSEH PRODUCTS COMPANY Annual Meeting

Meeting Date: 04/27/2005 for holders as of 03/04/2005
CUSIP: 878895- 101
Exchange Ticker Symbol: TECU.B (Class B)
DIRECTORS:
Registrant Voted: For all nominees.
For   TODD W. HERRICK
For   J. RUSSELL FOWLER
For   PETER M. BANKS
For   JON E. BARFIELD
For   DAVID M. RISLEY
For   VIRGINIA A. KAMSKY
For   ALBERT A. KOCH
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF
PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT
ACCOUNTANTS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)

---------------------------------------------------------------

TOYS 'R' US, INC. Special Meeting

Meeting Date: 06/23/2005 for holders as of 05/20/2005
CUSIP: 892335- 100
Exchange Ticker Symbol: TOY
Proposal(s):
01 . TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS
OF MARCH 17, 2005, AMONG TOYS "R" US, INC., GLOBAL TOYS
ACQUISITION, LLC AND GLOBAL TOYS ACQUISITION MERGER SUB,
INC., AS IT MAY BE AMENDED FROM TIME TO TIME.
Registrant voted: For This Proposal.
(Proposed by issuer)
(Registrant voted for management)

---------------------------------------------------------------

USEC INC. Annual Meeting

Meeting Date: 04/21/2005 for holders as of 02/25/2005
CUSIP: 90333E- 108
Exchange Ticker Symbol: USU
DIRECTORS:
Registrant Voted: For all nominees.
For   JAMES R. MELLOR
For   MICHAEL H. ARMACOST
For   JOYCE F. BROWN
For   JOHN R. HALL
For   W. HENSON MOORE
For   JOSEPH F. PAQUETTE, JR.
For   JAMES D. WOODS
(Proposed by issuer)
(Voted for management)
Proposal(s):
02 . TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP
AS USEC'S INDEPENDENT AUDITORS FOR 2005.
Registrant Voted: For This Proposal.
(Proposed by issuer)
(Voted for management)